Notes Payable - Schedule of Outstanding Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Total debt	$ 1,132,864	$ 1,415,265
06/30/2021 [Member]
Total debt	435,733
06/30/2022 [Member]
Total debt	542,231
06/30/2023 [Member]
Total debt	62,875
06/30/2024 [Member]
Total debt	68,094
06/30/2025 [Member]
Total debt	$ 23,931